Other disclosures - Other Exposure to Other Counterparties (Details) - Other Counterparties Risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and advances - Customers
Debt Instruments
Other comprehensive income and impairment losses recognized	€ 10,653	€ 8,692	€ 11,641
Banco Popular Espanol, S.A.
Debt Instruments
Risk exposure associated with instruments sharing characteristic	83,625
Off-balance-sheet other than derivatives contingent liabilities and commitments	15,460
Banco Popular Espanol, S.A. | Loans and advances - Customers
Debt Instruments
Other comprehensive income and impairment losses recognized	3,986
Spain
Debt Instruments
Risk exposure associated with instruments sharing characteristic	262,286	172,033	178,805
Off-balance-sheet other than derivatives contingent liabilities and commitments	81,072	64,522	64,159
Spain | Cash and deposits at central banks
Debt Instruments
Risk exposure associated with instruments sharing characteristic	36,091	9,640	2,349
Spain | Reverse repurchase agreements
Debt Instruments
Risk exposure associated with instruments sharing characteristic	6,932	8,550	15,739
Spain | Loans and advances - Customers
Debt Instruments
Risk exposure associated with instruments sharing characteristic	210,976	147,246	153,863
Spain | Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss | Debt instruments
Debt Instruments
Risk exposure associated with instruments sharing characteristic	623	1,223	1,545
Spain | Financial assets available for sale | Debt instruments
Debt Instruments
Risk exposure associated with instruments sharing characteristic	4,784	4,663	4,166
Spain | Loans and receivables category | Debt instruments
Debt Instruments
Risk exposure associated with instruments sharing characteristic	2,880	711	1,143
Spain | Hedging derivatives, category | Other Than Credit Default Swaps
Debt Instruments
Risk exposure associated with instruments sharing characteristic	2,299	2,977	3,367
Spain | Hedging derivatives, category | Credit default swap
Debt Instruments
Risk exposure associated with instruments sharing characteristic	2	(16)	(42)
Portugal
Debt Instruments
Risk exposure associated with instruments sharing characteristic	41,626	34,150	37,016
Off-balance-sheet other than derivatives contingent liabilities and commitments	8,936	6,993	6,374
Portugal | Cash and deposits at central banks
Debt Instruments
Risk exposure associated with instruments sharing characteristic	761	655	2,938
Portugal | Reverse repurchase agreements
Debt Instruments
Risk exposure associated with instruments sharing characteristic	178
Portugal | Loans and advances - Customers
Debt Instruments
Risk exposure associated with instruments sharing characteristic	35,650	28,809	29,928
Portugal | Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss | Debt instruments
Debt Instruments
Risk exposure associated with instruments sharing characteristic	160	84	159
Portugal | Financial assets available for sale | Debt instruments
Debt Instruments
Risk exposure associated with instruments sharing characteristic	764	426	992
Portugal | Loans and receivables category | Debt instruments
Debt Instruments
Risk exposure associated with instruments sharing characteristic	4,007	3,936	2,999
Portugal | Held-to-maturity investments category | Debt instruments
Debt Instruments
Risk exposure associated with instruments sharing characteristic	106	240
Portugal | Hedging derivatives, category | Other Than Credit Default Swaps
Debt Instruments
Risk exposure associated with instruments sharing characteristic	1,416	1,600	1,729
Italy
Debt Instruments
Risk exposure associated with instruments sharing characteristic	13,896	8,568	7,698
Off-balance-sheet other than derivatives contingent liabilities and commitments	4,310	3,364	3,746
Italy | Cash and deposits at central banks
Debt Instruments
Risk exposure associated with instruments sharing characteristic	17	26	5
Italy | Reverse repurchase agreements
Debt Instruments
Risk exposure associated with instruments sharing characteristic	2,416
Italy | Loans and advances - Customers
Debt Instruments
Risk exposure associated with instruments sharing characteristic	10,015	6,992	6,713
Italy | Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss | Debt instruments
Debt Instruments
Risk exposure associated with instruments sharing characteristic	438	818	167
Italy | Financial assets available for sale | Debt instruments
Debt Instruments
Risk exposure associated with instruments sharing characteristic	1,010	732	813
Italy | Hedging derivatives, category | Other Than Credit Default Swaps
Debt Instruments
Risk exposure associated with instruments sharing characteristic	211	161	35
Italy | Hedging derivatives, category | Credit default swap
Debt Instruments
Risk exposure associated with instruments sharing characteristic	5	6	5
Greece
Debt Instruments
Risk exposure associated with instruments sharing characteristic	56	47	44
Off-balance-sheet other than derivatives contingent liabilities and commitments	200	268	17
Greece | Loans and advances - Customers
Debt Instruments
Risk exposure associated with instruments sharing characteristic	56	47	44
Greece | Hedging derivatives, category | Other Than Credit Default Swaps
Debt Instruments
Risk exposure associated with instruments sharing characteristic	30	34	32
Ireland
Debt Instruments
Risk exposure associated with instruments sharing characteristic	3,061	1,503	1,076
Off-balance-sheet other than derivatives contingent liabilities and commitments	714	369	387
Ireland | Loans and advances - Customers
Debt Instruments
Risk exposure associated with instruments sharing characteristic	1,981	985	734
Ireland | Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss | Debt instruments
Debt Instruments
Risk exposure associated with instruments sharing characteristic	20	45	63
Ireland | Financial assets available for sale | Debt instruments
Debt Instruments
Risk exposure associated with instruments sharing characteristic	476	396	239
Ireland | Loans and receivables category | Debt instruments
Debt Instruments
Risk exposure associated with instruments sharing characteristic	584	77	40
Ireland | Hedging derivatives, category | Other Than Credit Default Swaps
Debt Instruments
Risk exposure associated with instruments sharing characteristic	€ 79	€ 690	€ 300